Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions

Note 14 — Related Parties Balances and Transactions

A.	Balances with related parties:

	As of December 31,
	2021	2020
	U.S. dollars in thousands
Other payables – Officers and Directors	$65	$13
	$65	$13

B.	Transactions with related parties:

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Salary fees(1)	$257	$126	$112
Directors consultancy fees(2)	29	28	27
Share based payment expense (refer to Note 9)	1,707	66	230
	$1,993	$220	$369
(1) Number of related parties	3	1	1
(2) Number of directors	4	4	4

C.	Transactions with related parties

1.	On April 22, 2019, the Company entered into an assignment agreement with its chief executive officer, pursuant to which he assigned the Company the full and exclusive rights to an invention in the United States, and any and all patents which may be granted in the United States related to the methods and compositions of anti-inflammatory drug and dicer activator for treatment of neuronal diseases. The Company paid one dollar as consideration for the assignment. As the transaction has been performed with a controlling shareholder, the Company measured the transferred assets at the nominal amount paid.

2.	During 2019, some the financing transactions disclosed in note 8A above have been performed with persons that are family members of the Company's chief executive officer. These transactions were carried out on the same terms as other investors.

3.	On June 1, 2021, the Company signed an employee agreement with its Chief Financial Officer according to which the Company will pay a monthly fee for his services. In addition, as part of the agreement, Chief Financial Officer was granted with 21,000 options (refer to Note 9(11)). Under the employment agreement, it was agreed that to the extent that economical value of the Options at such time that the Company consummates it’s IPO (the “Options Valuation”) will be, in the aggregate, less than US$ 200 thousand, then the Company shall allocate to the Employee additional Options equal, in the aggregate, to the difference between the Options Valuation and US$ 200 thousand.

4.	On October 31, 2021, the Company’s board of directors recommended that the shareholders approve, and on November 7, 2021 the Company’s shareholders approved, among others, the following:

●	Compensation packages for the Company’s executive officers, consisting of (i) an annual base salary payable in cash and (ii) a target annual bonus based on a combination of Company performance and personal goals and (iii) share based compensation (refer to Note 9(14)).

●	Compensation package for the chairman and other independent and external directors, consisting of (i) an annual retainer payable in cash, (ii) additional cash retainers for committee chairmanship and committee service, and (iii) share based compensation (refer to Note 9(14)).